Fees Summary	Jun. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,299,999,988.50
Previously Paid Amount	0.00
Total Fee Amount	352,130.00
Total Offset Amount	0.00
Net Fee	352,130.00
Narrative - Max Aggregate Offering Price	$ 2,299,999,988.50
Final Prospectus	true